4. ACQUISITION OF 42 WEST (Tables)	6 Months Ended
Jun. 30, 2017
Acquisition Of 42 West Tables
Condensed Consolidated Statement of Operations, retrospectively adjusted for the acquisition of Dolphin Films

Common Stock issued at closing and in April 2017 (787,415 shares)	$6,693,028
Common Stock issuable on January 2, 2018 (980,911 shares)	8,337,739
Contingent Consideration	3,627,000
Put Rights	3,800,000
Sellers’ transaction costs paid at closing	260,000
Sellers’ tax liabilities assumed	786,000
Working capital adjustment	595,582
$24,099,349

Condensed Consolidated Statement of Operations, retrospectively adjusted for the acquisition of Dolphin Films

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date, March 30, 2017. Amounts in the table are provisional estimates that may change, as described below.

Cash	$273,625
Accounts receivable	1,706,644
Property, equipment and leasehold improvements	1,087,962
Other assets	265,563
Indemnification asset	300,000
Intangible assets	9,110,000
Total identifiable assets acquired	12,743,794

Accounts payable and accrued expenses	(731,475)
Line of credit and note payable	(1,025,000)
Settlement liability	(300,000)
Other liabilities	(902,889)
Tax liabilities	(22,000)
Total liabilities assumed	(2,981,364)
Net identifiable assets acquired	9,762,430
Goodwill	14,336,919
Net assets acquired	$24,099,349

The following table summarizes the original and revised estimated fair values of the assets acquired and liabilities assumed at the acquisition date of March 30, 2017 and the related measurement period adjustments to the fair values recorded during the three months ended June 30, 2017:

	March 31, 2017 (As initially reported)	Measurement Period Adjustments	June 30, 2017 (As adjusted)
Cash	$273,625	$-	$273,625
Accounts receivable	1,706,644	-	1,706,644
Property, equipment and leasehold improvements	1,087,962	-	1,087,962
Other assets	265,563	-	265,563
Indemnification asset	-	300,000	300,000
Intangible assets	9,110,000	-	9,110,000
Total identifiable assets acquired	12,443,794	300,000	12,743,794

Accounts payable and accrued expenses	(731,475)	-	(731,475)
Line of credit and note payable	(1,025,000)	-	(1,025,000)
Settlement liability	(300,000)	-	(300,000)
Other liabilities	(902,889)	-	(902,889)
Tax liabilities	(22,000)	-	(22,000)
Total liabilities assumed	(2,981,364)	-	(2,981,364)
Net identifiable assets acquired	9,462,430	-	9,762,430
Goodwill	13,996,337	340,582	14,336,919
Net assets acquired	$23,458,767	$640,582	$24,099,349

Condensed Consolidated Statement of Cash Flows, retrospectively adjusted for the acquisition of Dolphin Films

The revenue and net income of 42West included in the consolidated amounts reported in the condensed consolidated statements of operations for the three and six months ended June 30, 2017 are as follows:

	For the three months ended June 30, 2017	For the six months ended June 30, 2017
Revenue	$5,137,556	$5,137,556
Net income	244,764	244,764

 The following represents the pro forma consolidated operations for the three and six months ended June 30, 2017 and June 30, 2016, respectively, as if 42West had been acquired on January 1, 2016 and its results had been included in the consolidated results of the Company beginning on that date:

	Pro Forma Consolidated Statements of Operations
	Three months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
Revenues	$7,831,652	$4,550,913	$13,054,074	$9,476,356
Net income (loss)	(1,381,361)	(7,794,338)	4,542,982	(10,582,396)
Earnings (Loss) per share:
Weighted average shares - Basic	9,321,162	4,411,833	8,661,185	3,776,877
Weighted average shares – Fully diluted	9.321,162	4,411,833	9,910,688	3,776,877
Loss per share - Basic	$(0.15)	$(1.77)	$0.52	$(4.19)
Loss per share – Fully diluted	$(0.15)	$(1.77)	$(0.18)	$(4.19)

Schedule of Fair value to the adjusted fair value of goodwill

The following is a reconciliation of the initially reported fair value to the adjusted fair value of goodwill:

Goodwill originally reported at March 31, 2017	$13,996,337
Changes to estimated fair values:
Contingent Consideration	86,000
Put Rights	(200,000)
Sellers’ tax liabilities assumed	159,000
Working capital adjustment	595,582
Indemnification asset	(300,000)
340,582
Adjusted goodwill	$14,336,919